Concentration of Credit and Foreign Currency Risks	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Concentration of Credit and Foreign Currency Risks
Concentration of Credit and Foreign Currency Risks

Note 20.   Concentration of Credit and Foreign Currency Risks

Concentration of Credit Risks

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash, cash equivalents, and accounts receivable. As of September 30, 2022 the Company’s cash and cash equivalents were held by financial institutions (located in the PRC, Hong Kong, Malaysia, the U.S. and Singapore) that management believes have acceptable credit. Accounts receivable are typically unsecured. The risk with respect to accounts receivable is mitigated by regular credit evaluations that the Company performs on its distribution partners and its ongoing monitoring of outstanding balances.

(a)	Foreign Currency Risks

A portion of the Company’s operating transactions are denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by laws to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Company in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to complete the remittance.

(b)	Cybersecurity Incident

The Company’s real estate services subsidiary, Timios, experienced a systems outage that was caused by a cybersecurity incident. Timios has engaged leading forensic information technology firms and legal counsel to assist its investigation into the incident. Although Timios is actively managing the impact of the cybersecurity incident, it has caused a delay or disruption to parts of Timios’ business, including its ability to perform its mortgage title, closing and escrow services offerings during the reporting period. Timios has since recovered their operation capabilities. The cybersecurity incident has had a material adverse impact on Timios’ revenues. Daily orders are increasing and the company anticipates that a significant amount of the business lost immediately after the cybersecurity incident will be recovered in 2022, although there can be no assurances in this regard. Timios promptly notified third-parties who may have been affected by this incident, and its insurer has offered a one year credit monitoring service to those who may have been affected.

Timios has since recovered their operational capabilities, and has implemented multiple safeguards against future incidents, including but not limited to the establishment of a Chief Information Security Officer and a Security Operations Center that monitors the system against cyber threats twenty four hours a day. Timios still has yet to recover a significant portion of business lost as a result of the incident. Timios is uncertain to what degree any further revenue will be recovered. A class action lawsuit was filed against Timios as a result of the systems outage, which was settled within the limits of its insurance coverage. Timios has filed a claim with its insurer to recover a portion of the lost revenues and profits for the period from July 26, 2021 through January 27, 2022.

Note 22.   Concentration, Credit and Other Risks

a.Major Customers and Referring Financial Institutions

For the year ended December 31, 2021, no customer individually accounted for more than 10.0% of the Company’s revenue. Two customers individually accounted for more than 10.0% of the Company’s net accounts receivable as of December 31, 2021 (37.9% of accounts receivable).

Timios generates much of its revenue through referring financial institutions. For the year ended December 31, 2021, no individual referring financial institution accounted for more than 10.0% of the Company’s revenue.

For the year ended December 31, 2020, three customers individually accounted for more than 10.0% of the Company’s revenue (77.0% of revenue.) Three customers individually accounted for more than 10.0% of the Company’s net accounts receivable as of December 31, 2020 (98.2% of accounts receivable.)

For the year ended December 31, 2019, one customer individually accounted for more than 10.0% of the Company’s revenue (91.3% of revenue.)

Major Suppliers

For the year ended December 31, 2021, no suppliers individually accounted for more than 10.0% of the Company’s cost of revenues. No suppliers individually accounted for more than 10.0% of the Company’s accounts payable as of December 31, 2021.

For the year ended December 31, 2020, four suppliers individually accounted for more than 10.0% of the Company’s cost of revenues (73.70% of cost of revenue.) Two suppliers individually accounted for more than 10.0% of the Company’s accounts payable as of December 31, 2020 (61.10% of accounts payable.)

For the year ended December 31, 2019, no suppliers individually accounted for more than 10.0% of the Company’s cost of revenues.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash, cash equivalents, and accounts receivable. As of December 31, 2021 and 2020, the Company’s cash and cash equivalents were held by financial institutions (located in the PRC, Hong Kong, Malaysia, the U.S. and Singapore) that management believes have acceptable credit. Accounts receivable are typically unsecured. The risk with respect to accounts receivable is mitigated by regular credit evaluations that the Company performs on its distribution partners and its ongoing monitoring of outstanding balances.

b.Foreign Currency Risks, Currency Concentrations, and Capital Requirements

A portion of the Company’s operating transactions are denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by laws to be transacted only by authorized financial institutions at exchange rates set by the PBOC. Remittances in currencies other than RMB by the Company in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to complete the remittance.

As of December 31, 2021, the Company had cash and cash equivalents of $269.9 million. Approximately $241.9 million was held in U.S. entities and $27.9 million was held in Hong Kong, Singapore, Malaysia, and the PRC entities.

Timios holds various regulatory licenses related to its business as a title insurance agency and is required to hold a minimum cash balance of $2.0 million. As a broker-dealer, JUSTLY has minimum capital requirements. JUSTLY had cash of $0.2 million as of December 31, 2021, which was necessary for JUSTLY to meet its minimum capital requirements.

As of December 31, 2021 and 2020, deposits of $4.7 million and $1.3 million were insured, respectively. To limit exposure to credit risk relating to bank deposits, the Company primarily places bank deposits only with large financial institutions in the PRC, HK, U.S., Singapore and Cayman with acceptable credit ratings.

c.Cybersecurity Incident

The Company’s real estate services subsidiary, Timios, experienced a systems outage that was caused by a cybersecurity incident. Timios has engaged leading forensic information technology firms and legal counsel to assist its investigation into the incident. The systems outage caused a delay or disruption to parts of Timios’ business, including its ability to perform its mortgage title, closing and escrow services offerings during the year ended December 31, 2021. The cybersecurity incident had a material adverse impact on Timios’ revenues. Timios promptly notified third-parties who may have been affected by this incident, and its insurer has offered a one year credit monitoring service to those who may have been affected.

Timios has since recovered their operational capabilities, and has implemented multiple safeguards against future incidents, including but not limited to the establishment of a Chief Information Security Officer and a Security Operations Center that monitors the system against cyber threats twenty four hours a day. Timios still has yet to recover a significant portion of business lost as a result of the incident. Timios is uncertain to what degree any further revenue will be recovered. A class action lawsuit was filed against Timios as a result of the systems outage, which was settled within the limits of its insurance coverage. Timios has filed a claim with its insurer to recover a portion of the lost revenues and profits for the period from July 26, 2021 through January 27, 2022. The amount of the insurance recovery, if any, is not yet known.